SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently issued accounting standards (Details) - Scenario Forecast Adjustment - Accounting Standards Update 2016-02 ¥ in Millions	Jan. 01, 2019 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	¥ 767
Operating Lease, Liability	¥ 731